Cover	Sep. 13, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 13, 2024
Entity File Number	001-39858
Entity Registrant Name	Priveterra Acquisition Corp. II
Entity Central Index Key	0001821606
Entity Tax Identification Number	85-2478126
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1 Park Plaza
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92614
City Area Code	949
Local Phone Number	787-2910
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units Each Consisting Of One Share Of Classa Common Stock And Onehalf Of One Redeemable Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-half of one Redeemable Warrant
Trading Symbol	PMGMU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	PMGM
Security Exchange Name	NASDAQ
Warrants Each Exercisable For One Share Of Classa Common Stock For 11. 50 Per Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of Class A Common Stock for $11.50 per share
Trading Symbol	PMGMW
Security Exchange Name	NASDAQ